Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net principal and interest receivable	$ 0	$ 556	$ 477
Interest Income		78	64	$ 111
Chief Executive Officer [Member] | Principal Forgiveness [Member]
Loans advanced written off			997
Chief Executive Officer [Member] | Interest Forgiveness [Member]
Loans advanced written off			133
Option Loans
Related Parties Notes Receivable	635	635	635
Liquidity Loan to Two Former Employee
Note Receivable		2,350	$ 2,350
Liquidity Loan to One Former Employee
Proceeds from Collection of Long-term Loans to Related Parties	1,000
Liquidity Loan to One Former Employee | Principal
Loans advanced written off	1,000
Liquidity Loan [Member]
Related Parties Notes Receivable	297	$ 2,350
Liquidity Loan [Member] | Principal
Proceeds from Collection of Long-term Loans to Related Parties	53
Liquidity Loan [Member] | Interest
Proceeds from Collection of Long-term Loans to Related Parties	58
Liquidity Loan [Member] | Selling, General and Administrative Expenses
Related Party Transaction, Amounts of Transaction	$ 1,111
Class A | Employer Loan Former Executive One
Stock Held By Employee		1,857,450
Class A | Employer Loan Former Executive Two
Stock Held By Employee		675,990
Maximum | Liquidity Loan and Option Loans
Interest Rate	3.86%	3.86%
Minimum | Liquidity Loan and Option Loans
Interest Rate	2.30%	2.30%